Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

22. Share-Based Compensation

Omnibus Incentive Compensation Plan

GasLog had granted to executives, managers and certain employees of the Group, Restricted Stock Units (“RSUs”), Stock Appreciation Rights or Stock Options (collectively, the “SARs”) and Performance Stock Units (“PSUs”) in accordance with its 2013 Omnibus Incentive Compensation Plan (the “Plan”).

Following the consummation of the 2021 Transaction, the previously unvested RSUs and PSUs vested; the PSUs vested assuming 100% achievement of performance conditions. In addition, all SARs have been cancelled and replaced by cash consideration.

GasLog Partners has granted to its executives RCUs and PCUs in accordance with the GasLog Partners’ Plan.

The details of the granted awards are presented in the following table:

			Fair value at
Awards	Number	Grant date	grant date
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14, 2021	$4.09
PCUs	21,663	September 14, 2021	$4.09
RCUs	113,793	April 1, 2022	$5.80
RCUs	87,919	April 3, 2023	$8.36

Following the completion of the Transaction, the previously unvested RCUs and PCUs vested. The PCUs vested with performance goals deemed achieved based on actual achievement as of immediately prior to the Effective Time.

Fair value

The fair value of the RCUs and PCUs in accordance with the GasLog Partners’ Plan was determined by using the grant date closing price and was not further adjusted since the holders were entitled to cash distributions.

Movement in RCUs and PCUs

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2022	203,912	1.86	674
Granted during the year	113,793	—	660
Vested during the year	(70,620)	—	(317)
Outstanding as of December 31, 2022	247,085	1.49	1,017
Granted during the year	87,919	—	735
Vested during the year	(335,004)	—	(1,752)
Outstanding as of December 31, 2023	—	—	—
PCUs
Outstanding as of January 1, 2022	203,912	1.86	674
Vested during the year	(65,044)	—	(189)
Forfeited during the year	(5,576)	—	(128)
Outstanding as of December 31, 2022	133,292	0.84	357
Vested during the year	(50,557)	—	(146)
Forfeited during the year	(82,735)	—	(211)
Outstanding as of December 31, 2023	—	—	—

The total expense recognized in respect of share-based compensation for the year ended December 31, 2023 was $1,357 (December 31, 2022: $760 and December 31, 2021: $3,032). The total accrued cash distribution as of December 31, 2023 is nil (December 31, 2022: $56).